Convertible Preferred Stock and Stockholders' Equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2014	Nov. 30, 2012	Jun. 30, 2012
Class of Stock [Line Items]
Common stock, shares authorized	150,000,000	150,000,000	410,000,000	45,102,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	166,000	166,000		109,000
Common stock, shares outstanding	166,000	166,000		109,000
Preferred stock, shares authorized	332,091,000			41,309,000
Preferred stock, par value	$ 0.001
Preferred Stock cash dividends percentage	8.00%
Minimum [Member]
Class of Stock [Line Items]
Proceed from issuance of preferred stock	$ 40,000
Minimum [Member] | Vote or Written Consent Required [Member] | Indebtedness [Member]
Class of Stock [Line Items]
Amount Required Vote or Written Consent of Stockholders	2,000
Minimum [Member] | Vote or Written Consent Required [Member] | Payment [Member]
Class of Stock [Line Items]
Amount Required Vote or Written Consent of Stockholders	1,000
Minimum [Member] | Vote or Written Consent Required [Member] | Contributions [Member]
Class of Stock [Line Items]
Amount Required Vote or Written Consent of Stockholders	1,000
Minimum [Member] | Vote or Written Consent Required [Member] | Assignment [Member]
Class of Stock [Line Items]
Amount Required Vote or Written Consent of Stockholders	$ 1,000
Series A- One Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	29,737,000
Series A-1A convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	11,572,000	11,572,000		11,572,000
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Series B-1 convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	67,570,000	67,570,000		67,570,000
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Series B-2 convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	140,542,000	140,542,000		140,542,000
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Series B-3 convertible preferred stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	82,670,000	82,670,000		82,670,000
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Share price	$ 0.7425
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion	60
Holders of Preferred stock right to elect members of board of directors	3
Series A Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Authorized shares of Preferred outstanding	10.00%
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion	30
Holders of Preferred stock right to elect members of board of directors	5
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Authorized shares of Preferred outstanding	10.00%